UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME/(LOSS) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
REVENUES:
Time charter revenues	$ 36,060	$ 25,310
Time charter revenues from related parties (Note 5)	2,786	0
Total revenues	38,846	25,310
EXPENSES:
Voyage expenses	875	608
Operating lease expenses	5,378	5,378
Other vessel operating expenses	9,705	7,919
Vessel depreciation	6,114	3,339
Management fees-related parties (Note 5)	1,030	1,661
Dry-docking costs	0	26
Gain on sale of vessels	(78)	0
Impairment on vessels	0	1,160
General and administrative expenses	691	963
Operating income	15,131	4,256
OTHER INCOME (EXPENSES):
Interest and finance costs	(6,927)	(2,837)
Gain on derivative financial instruments	0	66
Equity gains in unconsolidated joint ventures	401	197
Total other expenses, net	(6,526)	(2,574)
Net income	8,605	1,682
Comprehensive income	8,605	1,682
Less: Deemed dividend equivalents on Series F Shares related to redemption value (Note 12)	(14,400)	0
Less: Dividends of preferred shares (Note 5, 9 and 12)	(7,322)	(915)
Net income/(loss) attributable to common shareholders	(13,117)	767
Comprehensive income/(loss) attributable to common shareholders	$ (13,117)	$ 767
Earnings/(Loss) per common share, basic (in dollars per share)	$ (6.15)	$ 0.39
Earnings/(Loss) per common share, diluted (in dollars per share)	$ (6.15)	$ 0.39
Weighted average common shares outstanding, basic (in shares)	2,132,179	1,991,598
Weighted average common shares outstanding, diluted (in shares)	2,132,179	1,991,598